Segments (Details) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jul. 03, 2021 USD ($)	Jun. 27, 2020 USD ($)	Jun. 27, 2020 USD ($)	Jul. 03, 2021 USD ($)	Jul. 03, 2021 USD ($) Segment	Jun. 27, 2020 USD ($)	Jun. 27, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment					2
Depreciation and amortization	$ (1,852)	$ (1,813)		$ (3,777)		$ (3,638)
Interest (expense) income	(1,681)	(2,834)		1,195		(5,215)
Equity compensation	(5,778)					(7,722)
Acquisition and integration costs	(1,833)				$ (5,029)
Equity loss in unconsolidated investments	432				901
Change in fair value of contingent consideration	(641)	0		(641)	(641)	0	$ 0
Impairments related to variable interest entity	(5,674)	0		(5,674)		0
(Loss) income before income taxes	(9,066)	$ (6,090)	$ (6,090)	$ 15,389	15,389	$ 4,435	4,435
Bio Ventus LLC
Segment Reporting Information [Line Items]
Depreciation and amortization								$ (7,439)	$ (7,908)	$ (8,615)
Interest (expense) income								(9,751)	(21,579)	(19,171)
Equity compensation								(10,103)	(10,844)	(14,325)
Restructuring costs								(563)	(575)	(1,373)
Change in fair value of contingent consideration										739
(Loss) income before income taxes								15,914	9,689	6,107
Segment Reconciling Items
Segment Reporting Information [Line Items]
Depreciation and amortization	(7,479)		(7,248)		(14,663)		(14,513)
Interest (expense) income	(1,681)		(2,834)		1,195		(5,215)
Equity compensation	(5,853)		(255)		16,559		6,771
COVID-19 benefits, net			1,101				1,101
Succession and transition charges	(187)		(3,801)		(344)		(4,574)
Foreign currency impact	12		46		64		(40)
Acquisition and integration costs	(1,833)				(5,029)
Inventory step-up costs	(2,106)				(2,106)
Equity loss in unconsolidated investments	(432)				(901)
Change in fair value of contingent consideration	(641)				(641)
Impairments related to variable interest entity	(7,043)				(7,043)
Other non-recurring costs	(1,710)		(41)		(2,659)		(283)
Segment Reconciling Items | Bio Ventus LLC
Segment Reporting Information [Line Items]
Depreciation and amortization								(28,643)	(30,316)	(29,238)
Interest (expense) income								(9,751)	(21,579)	(19,171)
Equity compensation								(10,103)	(10,844)	(14,325)
COVID-19 benefits, net								4,123
Succession and transition charges								(5,609)
Restructuring costs								(563)	(575)	(1,373)
Foreign currency impact								117	(8)	(234)
Equity loss in unconsolidated investments								(467)
Other non-recurring costs								(5,633)	(6,177)	(1,723)
U.S | Operating Segments
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	17,149		7,439		27,147		21,151
U.S | Operating Segments | Bio Ventus LLC
Segment Reporting Information [Line Items]
Segment adjusted EBITDA								69,252	71,673	67,480
International Segment | Operating Segments
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	$ 2,738		$ (497)		$ 3,810		$ 37
International Segment | Operating Segments | Bio Ventus LLC
Segment Reporting Information [Line Items]
Segment adjusted EBITDA								$ 3,191	$ 7,515	$ 4,691